SHAREHOLDERS' EQUITY - The Movement in Number Of Ordinary Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	680,308,735	671,073,243
Options exercised / LTIP shares issued (in shares)	21,371,705	9,235,492
Number of shares outstanding at end of period (in shares)	701,680,440	680,308,735